Summary of Stock Option Activity (Detail) $ / shares in Units, $ in Thousands	12 Months Ended
Dec. 31, 2015 USD ($) $ / shares shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options, Outstanding beginning balance | shares	241,450
Options, Granted | shares	153,250
Options, Exercised | shares	(114,616)
Options, Forfeited | shares	(22,750)
Options, Outstanding ending balance | shares	257,334
Options, Exercisable | shares	33,834
Weighted-Average Exercise Price, Outstanding beginning balance | $ / shares	$ 73.62
Weighted-Average Exercise Price, Granted | $ / shares	123.59
Weighted-Average Exercise Price, Exercised | $ / shares	65.65
Weighted-Average Exercise Price, Forfeited | $ / shares	118.50
Weighted-Average Exercise Price, Outstanding ending balance | $ / shares	102.96
Weighted-Average Exercise Price, Exercisable | $ / shares	$ 73.89
Weighted-Average Remaining Contractual Term (in years), Outstanding	3 years 4 months 10 days
Weighted-Average Remaining Contractual Term (in years), Exercisable	1 year 6 months 11 days
Aggregate Intrinsic Value, Outstanding | $	$ 4,494
Aggregate Intrinsic Value, Exercisable | $	$ 1,491